Statements of Changes in Net Assets Available for Benefits - EPB 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Dividends	$ 21,173,541	$ 9,198,699
Net change in fair value of investments	(36,204,138)	93,268,425
Total investment income	(15,030,597)	102,467,124
Interest income on notes receivable from participants	473,779	324,534
Contributions
Employer	6,507,322	4,707,505
Participant	9,509,531	7,137,160
Rollover	1,274,936	7,599,899
Total contributions	17,291,789	19,444,564
Total additions	2,734,971	122,236,222
Deductions:
Benefits paid to participants	29,381,294	20,597,917
Administrative expenses	279,340	208,431
Total deductions	29,660,634	20,806,348
Net change in net assets available for benefits	(26,925,663)	101,429,874
Net assets available for benefits, beginning of year	291,151,010	189,721,136
Net assets available for benefits, end of year	$ 264,225,347	$ 291,151,010